GOODWILL AND INTANGIBLE ASSETS (Details - Future expected amortization of patent) - D P T I [Member]	Mar. 31, 2025 USD ($)
2025	$ 51,028
2026	51,028
2027	51,028
Thereafter	36,794
Total patents	$ 189,878